Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

June 16, 2010

VIA EDGAR TRANSMISSION

Christina DiAngelo
U.S. Securities and Exchange Commission
Division of Investment Management
Office of Chief Accountant
100 F Street, N.E.
Washington, DC 20549

Re:	Voyageur Mutual Funds III (the “Registrant)
Registration Statement on Form N-14
1933 Act Registration No. 333-167200

Dear Ms. DiAngelo:

On behalf of the above-referenced Registrant, attached is a memorandum providing the accounting survivor analysis requested by the Staff in connection with the Registration Statement on Form N-14 filed by the Registrant on May 28, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments regarding this filing, please call me at (215) 564-8553 or Ken Greenberg at (215) 564-8149.

                                                                                                                                                              Sincerely,

                                                                                                                                                              /s/ Nicolas Lombo
                                                                                                                                                                      Nicolas Lombo